Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation of Financial Statement Items (Details)	Apr. 30, 2026	Oct. 31, 2025	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2023
Maximum [Member] | Location, Statement of Financial Position, Balance [Axis]: dxst:BalanceSheetItemsExceptForEquityAccountsMember | China, Yuan Renminbi
Balance sheet items, except for equity accounts
Translation of exchange rates	0.068273	0.071169		0.071178
Minimum [Member] | Location, Statement of Financial Position, Balance [Axis]: dxst:BalanceSheetItemsExceptForEquityAccountsMember | United States of America, Dollars
Balance sheet items, except for equity accounts
Translation of exchange rates	0.01	0.01		0.01
Location, Statement of Income, Balance [Axis]: dxst:IncomeStatementAndCashFlowsItemsMember | Maximum [Member] | China, Yuan Renminbi
Balance sheet items, except for equity accounts
Translation of exchange rates	0.069555	0.072153	0.072681	0.071855	0.070637
Location, Statement of Income, Balance [Axis]: dxst:IncomeStatementAndCashFlowsItemsMember | Minimum [Member] | United States of America, Dollars
Balance sheet items, except for equity accounts
Translation of exchange rates	0.01	0.01	0.01	0.01	0.01